Intangible Assets (Expected Amortization For Next Five Years) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 48,969	$ 6,833
Retailer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2013	6,250
2014	5,432
2015	4,012
2016	4,012
2017	4,012
Thereafter	18,108
Intangible assets, net	41,826	6,282
Other [Member]
Finite-Lived Intangible Assets [Line Items]
2013	1,234
2014	970
2015	940
2016	828
2017	806
Thereafter	2,365
Intangible assets, net	$ 7,143	$ 551